Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Non-current contract assets		$ 8,300
Current contract assets		19,129	$ 25,370
Non-current contract liabilities		57,387	57,017
Current contract liabilities		$ 58,978	$ 36,915
Contract assets	$ 39,800
Contract liabilities	62,300
Revenue	$ 35,100